INTERNALLY DEVELOPED SOFTWARE, NET (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
INTERNALLY DEVELOPED SOFTWARE, NET
Internally developed software capitalized	$ 339,162	$ 214,534	$ 1,035,367	$ 1,102,186
Amortization expense	$ 266,219	$ 235,229	958,639	774,929
Accumulated amortization			$ 3,833,904	$ 2,875,264